UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	4/30/2014

Item 1.	Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 3.7%
4,562	Boeing Co. (The)	$ 588,589
13,025	Honeywell International, Inc.	1,210,022
3,384	Precision Castparts Corp.	856,457
49,900	United Technologies Corp.	5,904,667

		8,559,735

Airlines — 1.4%
13,012	Alaska Air Group, Inc.	1,224,169
16,361	Delta Air Lines, Inc.	602,576
59,244	Southwest Airlines Co.	1,431,927

		3,258,672

Banks — 4.5%
147,093	Bank of America Corp.	2,226,988
42,102	Citigroup, Inc.	2,017,107
52,844	JPMorgan Chase & Co.	2,958,207
66,766	Wells Fargo & Co.	3,314,264

		10,516,566

Biotechnology — 5.1%
4,936	Alexion Pharmaceuticals, Inc.*	780,875
16,674	Amgen, Inc.	1,863,320
13,860	Biogen Idec, Inc.*	3,979,483
29,468	Gilead Sciences, Inc.*	2,312,943
42,196	Vertex Pharmaceuticals, Inc.*	2,856,669

		11,793,290

Capital Markets — 4.5%
36,747	Goldman Sachs Group, Inc. (The)	5,872,906
145,855	Morgan Stanley	4,511,295

		10,384,201

Chemicals — 2.1%
33,880	Dow Chemical Co. (The)	1,690,612
14,753	Eastman Chemical Co.	1,286,019
6,592	LyondellBasell Industries NV (Class A Stock)	609,760
11,573	Monsanto Co.	1,281,131

		4,867,522

Containers & Packaging — 0.3%
8,414	Rock-Tenn Co. (Class A Stock)	804,463

Diversified Financial Services — 1.4%
25,110	Berkshire Hathaway, Inc. (Class B Stock)*	3,235,424

Diversified Telecommunication Services — 1.5%
73,511	Verizon Communications, Inc.	3,435,169

Electric Utilities — 1.5%
94,486	ITC Holdings Corp.	3,493,147

Energy Equipment & Services — 3.1%
38,556	Schlumberger Ltd.	3,915,362
95,199	Seadrill Ltd. (Norway)	3,352,909

		7,268,271

Food & Staples Retailing — 2.8%
5,229	Costco Wholesale Corp.	604,891

47,249	CVS Caremark Corp.	3,435,947
56,055	Kroger Co. (The)	2,580,772

		6,621,610

Food Products — 2.4%
47,017	Archer-Daniels-Midland Co.	2,056,053
62,558	Kraft Foods Group, Inc.	3,557,048

		5,613,101

Health Care Equipment & Supplies — 0.3%
15,204	Abbott Laboratories	589,003

Health Care Providers & Services — 2.4%
46,771	Aetna, Inc.	3,341,788
26,506	Cigna Corp.	2,121,540

		5,463,328

Household Durables — 1.5%
22,245	Whirlpool Corp.	3,411,938

Independent Power & Renewable Electricity Producers — 1.0%
99,779	Calpine Corp.*	2,287,932

Industrial Conglomerates — 1.5%
46,640	Danaher Corp.	3,422,443

Insurance — 6.0%
61,355	Arch Capital Group Ltd.*	3,516,869
13,705	Axis Capital Holdings Ltd.	627,004
39,560	Chubb Corp. (The)	3,642,685
45,204	Fidelity National Financial, Inc.	1,454,665
20,143	Marsh & McLennan Cos., Inc.	993,251
41,594	Travelers Cos., Inc. (The)	3,767,584

		14,002,058

Internet & Catalog Retail — 3.7%
11,482	Amazon.com, Inc.*	3,492,021
4,316	Priceline Group, Inc. (The)*	4,996,849

		8,488,870

Internet Software & Services — 6.9%
85,161	Facebook, Inc. (Class A Stock)*	5,090,924
10,310	Google, Inc. (Class A Stock)*	5,514,613
10,310	Google, Inc. (Class C Stock)*	5,429,865

		16,035,402

IT Services — 3.8%
9,012	International Business Machines Corp.	1,770,588
70,939	MasterCard, Inc. (Class A Stock)	5,217,563
9,639	Visa, Inc. (Class A Stock)	1,952,958

		8,941,109

Life Sciences Tools & Services — 0.5%
8,234	Illumina, Inc.*(a)	1,118,589

Media — 3.7%
17,710	Twenty-First Century Fox, Inc. (Class A Stock)	567,074
101,740	Walt Disney Co. (The)	8,072,052

		8,639,126

Multiline Retail — 1.5%
58,984	Macy’s, Inc.	3,387,451

Oil, Gas & Consumable Fuels — 6.9%
26,546	Chevron Corp.	3,332,054
66,623	EOG Resources, Inc.	6,529,054
60,100	Exxon Mobil Corp.	6,154,841

		16,015,949

Paper & Forest Products — 1.1%
53,327	International Paper Co.	2,487,705

Pharmaceuticals — 8.2%
6,445	Allergan, Inc.	1,068,839
14,460	Bristol-Myers Squibb Co.	724,301
59,676	Eli Lilly & Co.	3,526,852
35,840	Johnson & Johnson	3,630,233
126,453	Merck & Co., Inc.	7,405,088
59,343	Novo Nordisk A/S (Denmark), ADR	2,693,579

		19,048,892

Road & Rail — 1.4%
16,812	Union Pacific Corp.	3,201,509

Semiconductors & Semiconductor Equipment — 3.3%
160,371	Applied Materials, Inc.	3,056,671
23,263	ARM Holdings PLC (United Kingdom), ADR	1,058,932
135,058	Intel Corp.	3,604,698

		7,720,301

Software — 1.9%
84,745	Microsoft Corp.	3,423,698
11,612	Salesforce.com, Inc.*	599,760
6,775	Workday, Inc. (Class A Stock)*	495,049

		4,518,507

Specialty Retail — 4.4%
22,504	Bed Bath & Beyond, Inc.*(a)	1,398,173
87,663	Best Buy Co., Inc.	2,273,102
85,655	Gap, Inc. (The)	3,366,241
80,854	Inditex SA (Spain), ADR	2,411,875
13,733	TJX Cos., Inc. (The)	798,986

		10,248,377

Technology Hardware, Storage & Peripherals — 3.6%
14,100	Apple, Inc.	8,320,269

Textiles, Apparel & Luxury Goods — 1.2%
26,305	Luxottica Group SpA, (Italy), ADR	1,505,698
18,986	NIKE, Inc. (Class B Stock)	1,385,029

		2,890,727

Water Utilities — 0.5%
46,400	Aqua America, Inc.	1,164,176

	TOTAL LONG-TERM INVESTMENTS (cost $184,989,915)	231,254,832

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
2,449,679	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,449,679; includes $1,140,594 of cash collateral for securities on loan)(b)(c)	2,449,679

TOTAL INVESTMENTS — 100.7% (cost $187,439,594)(d)	233,704,511
Liabilities in excess of other assets — (0.7)%	(1,586,298)

NET ASSETS — 100.0%	$232,118,213

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,130,755; cash collateral of $1,140,594 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$188,579,791

Appreciation	47,004,293
Depreciation	(1,879,573)

Net Unrealized Appreciation	$45,124,720

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,559,735	$—	$—
Airlines	3,258,672	—	—
Banks	10,516,566	—	—
Biotechnology	11,793,290	—	—
Capital Markets	10,384,201	—	—
Chemicals	4,867,522	—	—
Containers & Packaging	804,463	—	—
Diversified Financial Services	3,235,424	—	—
Diversified Telecommunication Services	3,435,169	—	—
Electric Utilities	3,493,147	—	—
Energy Equipment & Services	7,268,271	—	—
Food & Staples Retailing	6,621,610	—	—
Food Products	5,613,101	—	—
Health Care Equipment & Supplies	589,003	—	—
Health Care Providers & Services	5,463,328	—	—
Household Durables	3,411,938	—	—
Independent Power & Renewable Electricity Producers	2,287,932	—	—
Industrial Conglomerates	3,422,443	—	—
Insurance	14,002,058	—	—
Internet & Catalog Retail	8,488,870	—	—
Internet Software & Services	16,035,402	—	—
IT Services	8,941,109	—	—
Life Sciences Tools & Services	1,118,589	—	—
Media	8,639,126	—	—
Multiline Retail	3,387,451	—	—

	Level 1	Level 2	Level 3
Oil, Gas & Consumable Fuels	$16,015,949	$—	$—
Paper & Forest Products	2,487,705	—	—
Pharmaceuticals	19,048,892	—	—
Road & Rail	3,201,509	—	—
Semiconductors & Semiconductor Equipment	7,720,301	—	—
Software	4,518,507	—	—
Specialty Retail	10,248,377	—	—
Technology Hardware, Storage & Peripherals	8,320,269	—	—
Textiles, Apparel & Luxury Goods	2,890,727	—	—
Water Utilities	1,164,176	—	—
Affiliated Money Market Mutual Fund	2,449,679	—	—

Total	$233,704,511	$—	$—

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 5.6%
777	Boeing Co. (The)	$ 100,249
826	Honeywell International, Inc.	76,735
223	Lockheed Martin Corp.	36,603
645	United Technologies Corp.	76,323

		289,910

Air Freight & Logistics — 1.0%
370	FedEx Corp.	50,413

Airlines — 1.6%
2,210	Delta Air Lines, Inc.	81,394

Banks — 9.0%
6,050	Bank of America Corp.	91,597
519	Citigroup, Inc.	24,865
2,652	JPMorgan Chase & Co.	148,459
925	PNC Financial Services Group, Inc. (The)	77,737
2,490	Wells Fargo & Co.	123,604

		466,262

Beverages — 1.0%
626	PepsiCo, Inc.	53,767

Capital Markets — 2.9%
181	BlackRock, Inc.	54,481
600	Goldman Sachs Group, Inc. (The)	95,892

		150,373

Chemicals — 3.1%
692	Ecolab, Inc.	72,411
805	Monsanto Co.	89,113

		161,524

Diversified Telecommunication Services — 1.0%
1,162	Verizon Communications, Inc.	54,300

Electric Utilities — 1.0%
904	Edison International	51,130

Electrical Equipment — 1.4%
1,088	Emerson Electric Co.	74,180

Food & Staples Retailing — 3.4%
868	Costco Wholesale Corp.	100,410
1,038	CVS Caremark Corp.	75,484

		175,894

Food Products — 2.5%
602	Mead Johnson Nutrition Co.	53,133
2,213	Mondelez International, Inc. (Class A Stock)	78,893

		132,026

Health Care Equipment & Supplies — 2.6%
1,514	Abbott Laboratories	58,652
1,054	Covidien PLC	75,098

		133,750

Healthcare Providers & Services — 1.1%
777	UnitedHealth Group, Inc.	58,306

Hotels, Restaurants & Leisure — 1.0%
707	Starbucks Corp.	49,928

Household Products — 2.0%
1,291	Procter & Gamble Co. (The)	106,572

Industrial Conglomerates — 2.0%
3,944	General Electric Co.	106,054

Insurance — 2.7%
1,209	American International Group, Inc.	64,234
1,483	MetLife, Inc.	77,635

		141,869

IT Services — 4.2%
903	Automatic Data Processing, Inc.	70,398
1,097	MasterCard, Inc. (Class A Stock)	80,684
5,491	Xerox Corp.	66,386

		217,468

Life Sciences Tools & Services — 1.5%
686	Thermo Fisher Scientific, Inc.	78,204

Media — 2.9%
1,971	Comcast Corp. (Class A Stock)	102,019
620	Walt Disney Co. (The)	49,191

		151,210

Multi-Utilities — 2.5%
1,096	Dominion Resources, Inc.	79,504
533	Sempra Energy	52,559

		132,063

Multiline Retail — 1.0%
825	Target Corp.	50,944

Oil, Gas & Consumable Fuels — 11.7%
439	Chevron Corp.	55,103
761	ConocoPhillips	56,550
846	EOG Resources, Inc.	82,908
839	Exxon Mobil Corp.	85,922
1,696	ONEOK, Inc.	107,221
798	Phillips 66	66,410
515	Targa Resources Corp.	55,615
2,375	Williams Cos., Inc. (The)	100,154

		609,883

Personal Products — 1.0%
726	Estee Lauder Cos., Inc. (The) (Class A Stock)	52,686

Pharmaceuticals — 8.7%
1,369	AbbVie, Inc.	71,298
2,243	Bristol-Myers Squibb Co.	112,352
2,218	Merck & Co., Inc.	129,886
277	Perrigo Co. PLC	40,126
3,096	Pfizer, Inc.	96,843

		450,505

Real Estate Investment Trusts (REITs) — 1.1%
683	American Tower Corp.	57,044

Road & Rail — 2.9%
448	Canadian Pacific Railway Ltd. (Canada)	69,874
413	Union Pacific Corp.	78,648

		148,522

Semiconductors & Semiconductor Equipment — 3.4%
1,285	Analog Devices, Inc.	65,907
998	ARM Holdings PLC (United Kingdom), ADR	45,429
1,436	Xilinx, Inc.	67,765

		179,101

Software — 4.5%
626	Intuit, Inc.	47,419
3,294	Microsoft Corp.	133,078
1,284	Oracle Corp.	52,490

		232,987

Specialty Retail — 2.4%
1,739	GameStop Corp. (Class A Stock)	69,003
733	Home Depot, Inc. (The)	58,281

		127,284

Technology Hardware, Storage & Peripherals — 3.2%
286	Apple, Inc.	168,766

Textiles, Apparel & Luxury Goods — 1.5%
1,095	NIKE, Inc. (Class B Stock)	79,880

Wireless Telecommunication Services — 1.1%
1,463	Vodafone Group PLC (United Kingdom), ADR	55,536

	TOTAL LONG-TERM INVESTMENTS (cost $5,112,686)	5,129,735

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
51,408	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $51,408)(a)	51,408

	TOTAL INVESTMENTS — 99.5% (cost $5,164,094)(b)	5,181,143
	Other assets in excess of liabilities — 0.5%	27,977

	NET ASSETS — 100.0%	$5,209,120

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$5,164,094

Appreciation	126,556
Depreciation	(109,507)

Net Unrealized Appreciation	$17,049

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$289,910	$—	$—
Air Freight & Logistics	50,413	—	—
Airlines	81,394	—	—
Banks	466,262	—	—
Beverages	53,767	—	—
Capital Markets	150,373	—	—

	Level 1	Level 2	Level 3
Chemicals	$161,524	$—	$—
Diversified Telecommunication Services	54,300	—	—
Electric Utilities	51,130	—	—
Electrical Equipment	74,180	—	—
Food & Staples Retailing	175,894	—	—
Food Products	132,026	—	—
Health Care Equipment & Supplies	133,750	—	—
Healthcare Providers & Services	58,306	—	—
Hotels, Restaurants & Leisure	49,928	—	—
Household Products	106,572	—	—
Industrial Conglomerates	106,054	—	—
Insurance	141,869	—	—
IT Services	217,468	—	—
Life Sciences Tools & Services	78,204	—	—
Media	151,210	—	—
Multi-Utilities	132,063	—	—
Multiline Retail	50,944	—	—
Oil, Gas & Consumable Fuels	609,883	—	—
Personal Products	52,686	—	—
Pharmaceuticals	450,505	—	—
Real Estate Investment Trusts (REITs)	57,044	—	—
Road & Rail	148,522	—	—
Semiconductors & Semiconductor Equipment	179,101	—	—
Software	232,987	—	—
Specialty Retail	127,284	—	—
Technology Hardware, Storage & Peripherals	168,766	—	—
Textiles, Apparel & Luxury Goods	79,880	—	—
Wireless Telecommunication Services	55,536	—	—
Affiliated Money Market Mutual Fund	51,408	—	—

Total	$5,181,143	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.0%
Aerospace & Defense — 0.8%
18,200	Curtiss-Wright Corp.	$ 1,163,708
20,600	Ducommun, Inc.*	499,962

		1,663,670

Air Freight & Logistics — 0.7%
81,100	Air Transport Services Group, Inc.*	635,013
13,200	Park-Ohio Holdings Corp.*	770,748

		1,405,761

Airlines — 1.9%
18,700	Alaska Air Group, Inc.	1,759,296
19,400	Hawaiian Holdings, Inc.*(a)	280,330
7,800	JetBlue Airways Corp.*	61,659
138,100	Republic Airways Holdings, Inc.*	1,147,611
62,400	SkyWest, Inc.	723,840

		3,972,736

Auto Components — 2.6%
87,600	Federal-Mogul Holdings Corp.*	1,508,472
8,600	Modine Manufacturing Co.*	141,728
25,300	Shiloh Industries, Inc.*	499,422
27,400	Tenneco, Inc.*	1,640,438
63,200	Tower International, Inc.*	1,757,592

		5,547,652

Banks — 16.4%
21,900	1st Source Corp.	645,831
1,100	Ames National Corp.	24,013
8,800	Arrow Financial Corp.	220,264
16,600	BancFirst Corp.	966,286
39,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,005,652
25,000	Bank of Kentucky Financial Corp. (The)	862,750
10,000	Bank of Marin Bancorp	454,100
4,800	Banner Corp.	189,792
67,700	BBCN Bancorp, Inc.	1,043,257
2,400	Bridge Bancorp, Inc.	58,368
4,200	Bryn Mawr Bank Corp.	114,576
29,000	Center Bancorp, Inc.	536,790
48,800	Central Pacific Financial Corp.	915,976
1,200	Century Bancorp, Inc. (Class A Stock)	40,200
34,600	Chemical Financial Corp.	971,222
17,700	Citizens & Northern Corp.	331,698
21,600	Community Trust Bancorp, Inc.	796,392
47,500	Customers Bancorp, Inc.*	1,046,425
28,820	Eagle Bancorp, Inc.*	962,300
1,100	Enterprise Bancorp, Inc.	20,086
37,900	Enterprise Financial Services Corp.	677,273
8,900	Fidelity Southern Corp.	117,569
31,000	Financial Institutions, Inc.	717,650
21,200	First Community Bancshares, Inc.	313,972
63,000	First Financial Bancorp	1,019,970
15,500	First Financial Corp.	496,155
35,800	First Interstate Bancsystem, Inc.	891,062
48,300	First Merchants Corp.	1,024,926
70,900	First Midwest Bancorp, Inc.	1,160,633
26,500	First NBC Bank Holding Co. *	824,150
3,100	German American Bancorp, Inc.	80,724
28,800	Great Southern Bancorp, Inc.	825,696

8,500	Heartland Financial USA, Inc.	206,550
7,900	Horizon Bancorp	157,921
47,740	International Bancshares Corp.	1,096,110
18,400	Lakeland Bancorp, Inc.	192,096
12,000	Lakeland Financial Corp.	439,200
38,500	MainSource Financial Group, Inc.	636,405
5,200	Merchants Bancshares, Inc.	151,164
109,100	National Penn Bancshares, Inc.	1,065,907
45,900	NBT Bancorp, Inc.	1,039,635
8,500	Old National Bancorp	120,020
10,700	Peoples Bancorp, Inc.	278,949
19,000	Preferred Bank*	407,550
19,400	S&T Bancorp, Inc.	451,244
37,700	Sandy Spring Bancorp, Inc.	906,685
6,942	Southside Bancshares, Inc.	191,448
31,500	Stock Yards Bancorp, Inc.	928,620
35,900	Susquehanna Bancshares, Inc.	371,924
20,800	Tompkins Financial Corp.	980,512
19,800	Univest Corp. of Pennsylvania	390,258
18,900	Washington Trust Bancorp, Inc.	646,380
49,500	Webster Financial Corp.	1,491,930
33,800	WesBanco, Inc.	1,022,112
14,700	West Bancorporation, Inc.	213,297
79,700	Wilshire Bancorp, Inc.	797,000
19,400	Wintrust Financial Corp.	869,508

		34,408,183

Building Products — 0.4%
23,500	Patrick Industries, Inc.*	941,645

Capital Markets — 3.2%
115,300	BGC Partners, Inc. (Class A Stock)	826,701
40,700	Calamos Asset Management, Inc. (Class A Stock)	495,726
52,600	FBR & Co.*	1,357,080
46,100	Investment Technology Group, Inc.*	951,504
3,300	Manning & Napier, Inc.	54,846
25,800	Oppenheimer Holdings, Inc. (Class A Stock)	656,868
23,500	Piper Jaffray Cos.*	1,030,710
30,500	Stifel Financial Corp.*	1,426,485

		6,799,920

Chemicals — 0.5%
2,500	Arabian American Development Co.*	27,325
5,100	Chase Corp.	158,814
12,800	Koppers Holdings, Inc.	546,560
3,200	Schulman, (A.), Inc.	114,944
11,900	Tredegar Corp.	247,639

		1,095,282

Commercial Services & Supplies — 3.2%
32,600	Brady Corp. (Class A Stock)	840,754
38,100	Deluxe Corp.	2,093,595
3,500	HNI Corp.	123,305
9,300	Multi-Color Corp.	324,105
48,700	Performant Financial Corp.*(a)	424,177
40,100	Quad/Graphics, Inc.	868,165
13,000	UniFirst Corp.	1,251,120
32,600	West Corp.	793,810

		6,719,031

Communications Equipment — 0.1%
7,100	Black Box Corp.	150,946

Construction & Engineering — 0.5%
18,400	Argan, Inc.	492,568
24,400	MYR Group, Inc.*	572,424

		1,064,992

Consumer Finance — 1.6%
12,500	Credit Acceptance Corp.*	1,644,000
36,500	Nelnet, Inc. (Class A Stock)	1,542,490
2,500	Portfolio Recovery Associates, Inc.*(a)	142,875

		3,329,365

Containers & Packaging — 0.6%
60,600	Berry Plastics Group, Inc.*	1,362,894

Diversified Consumer Services — 0.9%
42,278	Bridgepoint Education, Inc.*	670,106
14,500	Steiner Leisure Ltd.*	625,965
14,500	Strayer Education, Inc.*	618,135

		1,914,206

Diversified Financial Services — 0.3%
37,400	Marlin Business Services Corp.	642,158

Diversified Telecommunication Services — 0.5%
9,600	Consolidated Communications Holdings, Inc.	191,232
59,200	Premiere Global Services, Inc.*	753,024

		944,256

Electric Utilities — 5.9%
20,500	ALLETE, Inc.	1,061,080
49,500	El Paso Electric Co.	1,872,090
77,100	Empire District Electric Co. (The)(a)	1,875,072
41,300	IDACORP, Inc.	2,318,582
4,700	MGE Energy, Inc.	179,634
32,200	Otter Tail Corp.	943,460
84,500	PNM Resources, Inc.	2,338,960
26,700	Portland General Electric Co.	893,649
24,400	Unitil Corp.	810,080

		12,292,607

Electrical Equipment — 0.5%
15,400	EnerSys, Inc.	1,040,732

Electronic Equipment, Instruments & Components — 5.1%
81,200	Benchmark Electronics, Inc.*	1,882,216
2,500	Electro Rent Corp.	40,375
86,800	Fabrinet (Cayman Islands)*	1,874,880
40,400	Insight Enterprises, Inc.*	1,055,248
32,200	PC Connection, Inc.	644,322
48,800	Plexus Corp.*	2,045,696
60,700	Sanmina Corp.*	1,229,175
49,400	ScanSource, Inc.*	1,897,454

		10,669,366

Energy Equipment & Services — 2.1%
22,300	Bristow Group, Inc.	1,712,640
53,900	Matrix Service Co.*	1,669,283
90,300	Parker Drilling Co.*	598,689
10,100	PHI, Inc.*	452,480

		4,433,092

Food & Staples Retailing — 1.0%
34,700	Andersons, Inc. (The)	2,161,463

Food Products — 1.9%
2,600	Cal-Maine Foods, Inc.	155,038
28,200	Omega Protein Corp.*	320,352
79,400	Pilgrim’s Pride Corp.*	1,735,684
20,600	Sanderson Farms, Inc.(a)	1,694,762

		3,905,836

Gas Utilities — 2.0%
11,800	Chesapeake Utilities Corp.	746,468
29,900	Piedmont Natural Gas Co., Inc.(a)	1,070,121
42,200	Southwest Gas Corp.	2,321,422

		4,138,011

Health Care Equipment & Supplies
5,000	Symmetry Medical, Inc.*	41,300

Health Care Providers & Services — 5.4%
41,500	Amsurg Corp.*	1,797,365
38,300	HealthSouth Corp.	1,326,712
23,900	Kindred Healthcare, Inc.	599,890
18,000	LHC Group, Inc.*	374,040
32,600	Magellan Health Services, Inc.*	1,881,672
29,800	National Healthcare Corp.	1,630,954
63,500	PharMerica Corp.*	1,726,565
125,600	Select Medical Holdings Corp.	1,753,376
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	308,052

		11,398,626

Hotels, Restaurants & Leisure — 1.3%
63,100	Marcus Corp. (The)	1,055,663
9,400	Monarch Casino & Resort, Inc.*	150,776
123,700	Ruth’s Hospitality Group, Inc.	1,557,383

		2,763,822

Household Durables — 2.0%
20,200	CSS Industries, Inc.	484,194
34,700	Helen of Troy Ltd.*	2,175,690
27,900	NACCO Industries, Inc. (Class A Stock)	1,495,161

		4,155,045

Insurance — 6.7%
23,100	Argo Group International Holdings Ltd.	1,026,102
11,300	CNO Financial Group, Inc.	194,925
23,100	Crawford & Co. (Class B Stock)	263,802
16,900	EMC Insurance Group, Inc.	557,531
11,000	Employers Holdings, Inc.	223,850
4,700	Enstar Group Ltd.*	606,770
40,700	FBL Financial Group, Inc. (Class A Stock)	1,819,697
6,400	Global Indemnity PLC *	171,520
7,400	HCC Insurance Holdings, Inc.	339,956
4,400	Independence Holding Co.	57,464
17,900	Maiden Holdings Ltd.	211,220
1,400	Montpelier Re Holdings Ltd. (Bermuda)	42,812
4,100	National Western Life Insurance Co. (Class A Stock)	956,325
28,000	Navigators Group, Inc. (The)*	1,595,160
32,200	Platinum Underwriters Holdings Ltd.	2,019,262
23,500	ProAssurance Corp.	1,067,370
3,500	Safety Insurance Group, Inc.	187,985
26,200	State Auto Financial Corp.	536,052
101,600	Symetra Financial Corp.	2,099,056

		13,976,859

IT Services — 1.1%
21,900	Hackett Group, Inc. (The)	131,400

3,300	iGATE Corp.*	120,780
47,400	Moneygram International, Inc.*	625,680
15,800	TeleTech Holdings, Inc.*	381,254
41,500	Unisys Corp.*	1,011,355

		2,270,469

Machinery — 2.6%
18,400	American Railcar Industries, Inc.	1,277,696
9,300	Blount International, Inc.*	103,881
37,500	Greenbrier Cos., Inc. (The)*(a)	1,966,500
17,600	Hyster-Yale Materials Handling, Inc.	1,696,464
8,400	Lydall, Inc.*	196,644
5,400	NN, Inc.	105,678

		5,346,863

Marine — 0.2%
13,100	International Shipholding Corp.	352,914

Media — 0.7%
28,200	Entercom Communications Corp. (Class A Stock)*(a)	304,560
109,800	Journal Communications, Inc. (Class A Stock)*	880,596
4,500	Saga Communications, Inc. (Class A Stock)	199,350

		1,384,506

Metals & Mining — 0.3%
10,800	Handy & Harman Ltd.*	244,188
12,300	Worthington Industries, Inc.	452,640

		696,828

Multi-Utilities — 0.7%
44,700	Avista Corp.(a)	1,437,105

Oil, Gas & Consumable Fuels — 5.4%
18,600	Adams Resources & Energy, Inc.	1,340,316
78,900	Alon USA Energy, Inc.(a)	1,285,281
20,800	Contango Oil & Gas Co.*	999,232
20,700	CVR Energy, Inc.(a)	1,017,405
8,600	Delek US Holdings, Inc.	275,114
21,800	Energy XXI (Bermuda) Ltd.(a)	521,674
6,300	Hallador Energy Co.	57,708
36,700	Renewable Energy Group, Inc.*	431,959
15,800	REX American Resources Corp.*	1,032,688
51,500	Stone Energy Corp.*	2,526,075
106,600	VAALCO Energy, Inc.*	982,852
5,500	W&T Offshore, Inc.	105,600
143,300	Warren Resources, Inc.*	726,531

		11,302,435

Paper & Forest Products — 0.9%
37,800	Neenah Paper, Inc.	1,903,986

Personal Products — 0.2%
26,300	Nature’s Sunshine Products, Inc.	351,368

Professional Services — 1.8%
17,500	ICF International, Inc.*	681,975
97,000	Navigant Consulting, Inc.*	1,629,600
22,300	VSE Corp.	1,393,081

		3,704,656

Real Estate Investment Trusts (REITs) — 8.2%
176,000	Anworth Mortgage Asset Corp.	950,400
102,200	Armada Hoffler Properties, Inc.	989,296

2,300	Aviv Reit, Inc.	60,697
37,600	Capstead Mortgage Corp.(a)	480,528
123,700	Cedar Realty Trust, Inc.	765,703
14,000	Cousins Properties, Inc.	162,820
54,400	DuPont Fabros Technology, Inc.(a)	1,318,112
98,100	Dynex Capital, Inc.	841,698
47,500	Geo Group, Inc. (The)	1,592,675
114,700	Inland Real Estate Corp.	1,198,615
75,800	Invesco Mortgage Capital, Inc.	1,263,586
88,600	Investors Real Estate Trust(a)	772,592
85,200	MFA Financial, Inc.	675,636
62,300	Monmouth Real Estate Investment Corp.	584,997
22,400	One Liberty Properties, Inc.	495,712
48,600	PennyMac Mortgage Investment Trust	1,139,184
26,500	Ryman Hospitality Properties, Inc.(a)	1,207,075
40,700	Select Income REIT	1,252,746
107,700	Winthrop Realty Trust	1,497,030

		17,249,102

Road & Rail — 0.8%
6,600	AMERCO	1,650,726

Semiconductors & Semiconductor Equipment — 1.2%
59,900	Amkor Technology, Inc.*	476,205
50,800	Cirrus Logic, Inc.*(a)	1,132,840
45,300	OmniVision Technologies, Inc.*	884,709

		2,493,754

Software — 0.7%
75,800	AVG Technologies *	1,419,734

Specialty Retail — 0.6%
79,800	Express, Inc.*	1,162,686

Technology Hardware, Storage & Peripherals — 0.4%
64,900	QLogic Corp.*	751,542

Textiles, Apparel & Luxury Goods — 0.4%
33,800	Unifi, Inc.*	748,332

Thrifts & Mortgage Finance — 3.9%
56,800	Dime Community Bancshares, Inc.	925,840
2,300	Federal Agricultural Mortgage Corp. (Class C Stock)	81,834
20,400	First Defiance Financial Corp.	551,208
58,000	Home Loan Servicing Solutions Ltd.	1,284,700
10,700	Meta Financial Group, Inc.	448,437
40,700	OceanFirst Financial Corp.	660,154
38,300	Oritani Financial Corp.	567,989
59,900	Provident Financial Services, Inc.	1,041,062
24,100	Territorial Bancorp, Inc.	493,086
38,900	TrustCo Bank Corp.	257,129
29,700	Walker & Dunlop, Inc.*	465,696
20,300	Washington Federal, Inc.	438,074
13,700	WSFS Financial Corp.	926,394

		8,141,603

Water Utilities
1,900	American States Water Co.	57,684

Wireless Telecommunication Services — 0.8%
103,700	USA Mobility, Inc.	1,776,381

	TOTAL COMMON STOCKS (cost $174,289,555)	207,142,130

EXCHANGE TRADED FUND — 0.4%
8,500	iShares Russell 2000 Value Index Fund (cost $835,135)	835,465

	TOTAL LONG-TERM INVESTMENTS (cost $175,124,690)	207,977,595

SHORT-TERM INVESTMENT — 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND
14,259,298	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,259,298; includes $11,924,630 of cash collateral for securities on loan)(b)(c)	14,259,298

	TOTAL INVESTMENTS — 106.2% (cost $189,383,988)(d)	222,236,893
	Liabilities in excess of other assets — (6.2)%	(12,993,680)

	NET ASSETS — 100.0%	$209,243,213

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,638,932; cash collateral of $11,924,630 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$190,383,741

Appreciation	36,227,774
Depreciation	(4,374,622)

Net Unrealized Appreciation	$31,853,152

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,663,670	$—	$—
Air Freight & Logistics	1,405,761	—	—
Airlines	3,972,736	—	—
Auto Components	5,547,652	—	—
Banks	34,408,183	—	—
Building Products	941,645	—	—
Capital Markets	6,799,920	—	—
Chemicals	1,095,282	—	—
Commercial Services & Supplies	6,719,031	—	—
Communications Equipment	150,946	—	—
Construction & Engineering	1,064,992	—	—
Consumer Finance	3,329,365	—	—

	Level 1	Level 2	Level 3
Containers & Packaging	$1,362,894	$—	$—
Diversified Consumer Services	1,914,206	—	—
Diversified Financial Services	642,158	—	—
Diversified Telecommunication Services	944,256	—	—
Electric Utilities	12,292,607	—	—
Electrical Equipment	1,040,732	—	—
Electronic Equipment, Instruments & Components	10,669,366	—	—
Energy Equipment & Services	4,433,092	—	—
Food & Staples Retailing	2,161,463	—	—
Food Products	3,905,836	—	—
Gas Utilities	4,138,011	—	—
Health Care Equipment & Supplies	41,300	—	—
Health Care Providers & Services	11,398,626	—	—
Hotels, Restaurants & Leisure	2,763,822	—	—
Household Durables	4,155,045	—	—
Insurance	13,976,859	—	—
IT Services	2,270,469	—	—
Machinery	5,346,863	—	—
Marine	352,914	—	—
Media	1,384,506	—	—
Metals & Mining	696,828	—	—
Multi-Utilities	1,437,105	—	—
Oil, Gas & Consumable Fuels	11,302,435	—	—
Paper & Forest Products	1,903,986	—	—
Personal Products	351,368	—	—
Professional Services	3,704,656	—	—
Real Estate Investment Trusts (REITs)	17,249,102	—	—
Road & Rail	1,650,726	—	—
Semiconductors & Semiconductor Equipment	2,493,754	—	—
Software	1,419,734	—	—
Specialty Retail	1,162,686	—	—
Technology Hardware, Storage & Peripherals	751,542	—	—
Textiles, Apparel & Luxury Goods	748,332	—	—
Thrifts & Mortgage Finance	8,141,603	—	—
Water Utilities	57,684	—	—
Wireless Telecommunication Services	1,776,381	—	—
Exchange Traded Fund	835,465	—	—
Affiliated Money Market Mutual Fund	14,259,298	—	—

Total	$222,236,893	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchanged-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    June 19, 2014

*	Print the name and title of each signing officer under his or her signature.